Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 12. Income Taxes

There is no current or deferred income tax expense or benefit for the period ended March 31, 2015.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference for the periods ended March 31, 2015 and 2014 are as follows.

	2015	2014

Tax benefit at U.S. statutory rate	$337,000	$370,000
Amortization of discount on convertible notes payable	(136,000)	(160,000)
Changes in valuation allowance	(201,000)	(210,000)
	$—	$—